SEGMENT REPORTING	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 25 -	SEGMENT REPORTING

The chief operating decision makers have been identified as the Chairman, Chief Executive Officer and Chief Financial Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) industrial automation (“IA”), (2) rail transportation (“Rail”), (3) mechanical and electrical solutions (“M&E”) and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2013, 2014, and 2015 is as follows:

	Year ended June 30, 2013
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$211,713	82,344	36,132	18,866	349,055
Costs of revenue	131,444	46,826	30,362	16,754	225,386
Gross profit	$80,269	35,518	5,770	2,112	123,669

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$224,366	178,134	108,846	9,986	521,332
Costs of revenue	143,645	104,055	93,459	4,549	345,709
Gross profit	$80,721	74,079	15,387	5,437	175,623

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,503	316,977
Gross profit	$93,732	95,771	16,578	8,320	214,402

The Company’s assets are shared among the segments thus no assets have been designated to specific segments.

The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2013	2014	2015
Revenues:
PRC	$285,978	$393,596	$410,644
Non-PRC (including Hong Kong)	63,077	127,736	120,735
	$349,055	$521,332	$531,379

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2014	2015
Long-lived assets other than goodwill and acquired intangible assets
PRC	$102,181	$95,779
Non-PRC (including Hong Kong)	12,059	13,068
	$114,240	$108,847